Equity (Details) - Schedule of Share Capital - shares	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Ordinary shares, authorized	75,000,000	25,714,285
Ordinary shares, issued and outstanding	6,798,840	3,091,740